GE RSP Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 97.9% †

U.S. Treasuries – 16.1%
U.S. Treasury Bonds
1.25%	05/15/50	$3,567,000	$3,389,765
2.25%	08/15/46	14,668,000	17,356,369	(a)
3.00%	08/15/48	32,000,000	43,705,000	(a)
3.75%	08/15/41	4,853,300	7,135,109	(a)
4.50%	08/15/39	719,000	1,138,042	(a)
U.S. Treasury Notes
0.25%	07/31/25	18,910,000	18,896,704
0.38%	07/31/27	88,561,500	88,118,693
0.63%	08/15/30	8,712,000	8,668,440
1.38%	10/31/20	58,293,000	58,349,927	(a)
1.88%	12/15/20	74,871,900	75,143,895	(a)
2.63%	02/15/29	11,129,000	13,007,019	(a)
			334,908,963

Agency Mortgage Backed – 23.0%
Federal Home Loan Mortgage Corp.
3.00%	04/01/43 - 10/01/49	73,600,157	78,118,026	(a)
4.50%	06/01/33 - 02/01/35	69,477	77,764	(a)
5.00%	07/01/35	498,609	573,830	(a)
5.50%	01/01/38 - 04/01/39	930,203	1,082,486	(a)
6.00%	06/01/33 - 11/01/37	1,964,032	2,299,164	(a)
6.50%	07/01/29	14,642	15,927	(a)
7.00%	01/01/27 - 08/01/36	430,211	512,417	(a)
7.50%	01/01/28 - 09/01/33	31,882	35,660	(a)
8.00%	11/01/30	2,664	3,077	(a)
8.50%	04/01/30	5,839	7,539	(a)
Federal National Mortgage Assoc.
2.50%	07/01/50	45,997,589	49,212,423	(a)
3.50%	08/01/45 - 01/01/48	37,502,921	40,439,680	(a)
3.50%	05/01/47	25,888,676	28,322,565
4.00%	01/01/41 - 01/01/50	33,240,850	36,311,781	(a)
4.00%	10/01/48	14,822,224	15,897,023
4.50%	07/01/33 - 12/01/48	21,447,948	23,745,976	(a)
5.00%	03/01/34 - 05/01/39	1,606,420	1,840,796	(a)
5.50%	12/01/32 - 01/01/39	5,243,525	6,127,348	(a)
6.00%	03/01/21 - 05/01/41	9,122,279	10,693,758	(a)
6.50%	05/01/21 - 08/01/36	323,013	364,761	(a)
7.00%	10/01/32 - 02/01/34	40,697	45,721	(a)
7.50%	11/01/22 - 03/01/33	184,064	209,435	(a)
8.00%	06/01/24 - 10/01/31	70,206	77,240	(a)
8.50%	04/01/30	14,713	17,871	(a)
9.00%	06/01/21 - 12/01/22	4,831	4,932	(a)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.85%	09/25/46	20,672,589	4,804,026	(a,b,c)
Government National Mortgage Assoc.
3.00%	12/20/42 - 05/20/45	87,498,634	92,874,860	(a)
3.50%	08/20/48	18,826,070	19,906,105	(a)
4.00%	01/20/41 - 04/20/43	9,638,746	10,624,979	(a)
4.50%	08/15/33 - 03/20/41	3,701,184	4,142,622	(a)
5.00%	08/15/33	205,400	232,705	(a)
6.00%	04/15/27 - 09/15/36	641,394	737,147	(a)
6.50%	01/15/24 - 09/15/36	436,440	485,820	(a)
7.00%	03/15/26 - 10/15/36	296,999	335,483	(a)
7.50%	11/15/22 - 11/15/31	93,222	99,026	(a)
8.00%	12/15/29 - 05/15/30	1,132	1,265	(a)
9.00%	12/15/21	1,092	1,101	(a)
Government National Mortgage Assoc. 1.50% + 1 year CMT
2.88%	04/20/24	805	819	(a,b)
3.00%	01/20/24 - 03/20/24	965	981	(a,b)
3.13%	11/20/21 - 10/20/25	4,306	4,367	(a,b)
3.25%	08/20/23 - 09/20/24	1,483	1,499	(a,b)
Government National Mortgage Assoc.
2.50%	TBA	45,611,000	47,874,218	(d)
			478,164,223

Agency Collateralized Mortgage Obligations – 4.8%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	4,679,659	14,163	(a,b,c)

		Principal Amount	Fair Value
2.43%	08/25/29	$12,078,000	$13,310,756	(a)
2.51%	07/25/29	6,504,000	7,255,549	(a)
4.05%	09/25/28	2,313,000	2,797,995	(a,b)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/30	929,872	33,484	(a,c)
5.50%	06/15/33	180,158	32,567	(a,c)
7.50%	07/15/27	7,208	1,196	(a,c)
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
6.00%	10/15/42	17,380,177	2,862,291	(a,b,c)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.45%	08/15/25	281,274	8,756	(a,b,c)
Federal Home Loan Mortgage Corp. STRIPS
0.00%	08/01/27	4,940	4,721	(e)
8.00%	02/01/23 - 07/01/24	11,769	1,161	(a,c)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	15,856	16,342	(a,b)
Federal National Mortgage Assoc. REMIC
1.11%	12/25/42	669,409	25,060	(a,b,c)
5.00%	02/25/40 - 09/25/40	579,724	66,269	(a,c)
1,008.00%	05/25/22	5	31	(a,c)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.85%	07/25/38	221,615	42,108	(a,b,c)
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.40%	11/25/41	25,925,837	6,266,644	(a,b,c)
Federal National Mortgage Assoc. STRIPS
0.00%	12/25/34	168,500	156,180	(a,e)
4.50%	08/25/35 - 01/25/36	407,448	55,759	(a,c)
5.00%	03/25/38 - 05/25/38	234,571	41,158	(a,c)
5.50%	12/25/33	66,448	11,368	(a,c)
6.00%	01/25/35	260,495	50,604	(a,c)
7.50%	11/25/23	33,891	2,595	(a,c)
8.00%	08/25/23 - 07/25/24	22,026	2,507	(a,c)
8.50%	07/25/22	2,913	110	(a,c)
9.00%	05/25/22	1,892	55	(a,c)
Federal National Mortgage Assoc.
2.00%	TBA	63,403,000	65,887,764	(d)
Government National Mortgage Assoc. REMIC
4.50%	08/16/39	127,943	1,386	(a,c)
			98,948,579

Asset Backed – 2.2%
Ally Auto Receivables Trust 2018-1
2.35%	06/15/22	543,253	545,820	(a)
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	234,733	234,879	(a)
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	5,865,000	6,029,070	(a)
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	2,965,000	3,016,104	(a,f)
CarMax Auto Owner Trust
3.13%	06/15/23	1,402,528	1,427,898	(a)
Chase Funding Trust 2004-1
4.99%	11/25/33	499,188	499,188	(a,g)
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/20/24	4,214,000	4,439,168	(a,f)
Ford Credit Auto Owner Trust 2020-B
0.56%	10/15/24	8,079,000	8,114,603	(a)
Hyundai Auto Lease Securitization Trust 2018-A
2.89%	03/15/22	1,718,323	1,720,182	(a,f)
Irwin Home Equity Loan Trust 2006-2 (0.48% fixed rate until 10/25/20; 0.30% + 1 month USD LIBOR)
0.48%	02/25/36	8,999	8,908	(a,b,f)
Nissan Auto Lease Trust 2019-A
2.76%	03/15/22	3,390,000	3,425,867	(a)
Nissan Auto Lease Trust 2020-A
1.80%	05/16/22	2,616,662	2,635,964	(a)
Santander Retail Auto Lease Trust 2019-B
2.30%	01/20/23	7,900,000	8,073,958	(a,f)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	1,400,000	1,431,583	(a,f)
Trillium Credit Card Trust II
3.04%	01/26/24	4,156,000	4,189,449	(a,f)
			45,792,641

See accompanying notes to schedule of investments.

GE RSP Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Corporate Notes – 43.9%
3M Co.
3.13%	09/19/46	$1,208,000	$1,310,752	(a)
Abbott Laboratories
3.75%	11/30/26	569,000	661,076	(a)
4.90%	11/30/46	497,000	702,992	(a)
AbbVie Inc.
2.60%	11/21/24	1,229,000	1,302,703	(a,f)
2.95%	11/21/26	1,704,000	1,855,724	(a,f)
3.20%	05/14/26	700,000	770,021	(a)
3.20%	11/21/29	1,106,000	1,217,994	(a,f)
3.25%	10/01/22	839,000	876,889	(a,f)
3.45%	03/15/22	1,842,000	1,908,994	(a,f)
4.05%	11/21/39	710,000	814,853	(a,f)
4.25%	11/21/49	862,000	1,019,582	(a,f)
4.63%	10/01/42	129,000	156,162	(a,f)
4.70%	05/14/45	248,000	303,907	(a)
4.88%	11/14/48	237,000	300,070	(a)
5.00%	12/15/21	1,837,000	1,915,275	(a,f)
Advance Auto Parts Inc.
1.75%	10/01/27	1,105,000	1,104,901
3.90%	04/15/30	2,852,000	3,209,042	(a)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%	05/15/21	995,000	1,010,432	(a)
Aetna Inc.
3.50%	11/15/24	640,000	703,072	(a)
Aircastle Ltd.
4.25%	06/15/26	986,000	912,129	(a)
Albemarle Wodgina Pty Ltd.
3.45%	11/15/29	1,416,000	1,431,434	(a)
Alcon Finance Corp.
2.60%	05/27/30	560,000	593,908	(a,f)
3.80%	09/23/49	793,000	896,891	(a,f)
Alexandria Real Estate Equities Inc.
1.88%	02/01/33	720,000	708,934	(a)
4.70%	07/01/30	433,000	534,833	(a)
Alibaba Group Holding Ltd.
3.40%	12/06/27	300,000	336,066	(a)
4.00%	12/06/37	450,000	534,893	(a)
4.20%	12/06/47	339,000	429,618	(a)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	1,104,000	1,138,831	(a,f)
2.95%	01/25/30	818,000	881,861	(a,f)
3.80%	01/25/50	1,015,000	1,116,855	(a,f)
Ally Financial Inc.
5.75%	11/20/25	829,000	931,788	(a)
Alphabet Inc.
1.10%	08/15/30	1,878,000	1,860,873	(a)
1.90%	08/15/40	1,035,000	993,072	(a)
2.05%	08/15/50	1,350,000	1,262,061	(a)
Altria Group Inc.
2.95%	05/02/23	513,000	540,635	(a)
3.40%	05/06/30	295,000	321,323	(a)
3.80%	02/14/24	448,000	489,005	(a)
4.25%	08/09/42	96,000	103,084	(a)
4.45%	05/06/50	470,000	525,902	(a)
4.50%	05/02/43	330,000	363,538	(a)
4.80%	02/14/29	993,000	1,175,315	(a)
Amazon.com Inc.
1.50%	06/03/30	529,000	539,961	(a)
2.50%	06/03/50	650,000	663,494	(a)
2.70%	06/03/60	505,000	521,716	(a)
3.15%	08/22/27	386,000	438,932	(a)
4.05%	08/22/47	342,000	442,630	(a)
4.25%	08/22/57	213,000	290,347	(a)
Ameren Corp.
2.50%	09/15/24	1,817,000	1,929,781	(a)
3.65%	02/15/26	435,000	489,497	(a)
America Movil SAB de C.V.
3.13%	07/16/22	1,469,000	1,530,140	(a)
4.38%	04/22/49	800,000	1,000,968	(a)

		Principal Amount	Fair Value
American Campus Communities Operating Partnership LP
4.13%	07/01/24	$372,000	$401,213	(a)
American Electric Power Company Inc.
3.25%	03/01/50	505,000	526,346	(a)
American Electric Power Company Inc.
2.30%	03/01/30	605,000	624,076	(a)
American Express Co.
3.00%	10/30/24	1,027,000	1,114,110	(a)
American International Group Inc.
4.25%	03/15/29	751,000	883,266	(a)
4.50%	07/16/44	717,000	838,058	(a)
6.40%	12/15/20	546,000	552,623	(a)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	217,000	236,300	(a,b)
American Tower Corp.
2.90%	01/15/30	724,000	782,463	(a)
3.70%	10/15/49	408,000	447,731	(a)
3.80%	08/15/29	891,000	1,020,453	(a)
American Water Capital Corp.
2.95%	09/01/27	653,000	721,800	(a)
Amgen Inc.
2.45%	02/21/30	302,000	320,141	(a)
2.65%	05/11/22	1,177,000	1,216,759	(a)
3.15%	02/21/40	1,215,000	1,295,032	(a)
3.38%	02/21/50	331,000	357,232	(a)
4.56%	06/15/48	595,000	761,160	(a)
4.66%	06/15/51	248,000	324,017	(a)
Anglo American Capital PLC
2.63%	09/10/30	313,000	313,197	(f)
3.95%	09/10/50	600,000	618,426	(f)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%	02/01/26	1,156,000	1,294,997	(a)
4.70%	02/01/36	367,000	441,754	(a)
4.90%	02/01/46	801,000	986,343	(a)
Anheuser-Busch InBev Worldwide Inc.
3.50%	06/01/30	812,000	926,598	(a)
4.00%	04/13/28	263,000	304,060	(a)
4.35%	06/01/40	1,423,000	1,655,917	(a)
4.38%	04/15/38	1,280,000	1,481,600	(a)
4.50%	06/01/50	625,000	749,619	(a)
4.60%	04/15/48	461,000	551,208	(a)
4.75%	04/15/58	362,000	443,504	(a)
5.55%	01/23/49	1,276,000	1,717,190	(a)
Anthem Inc.
2.88%	09/15/29	404,000	436,777	(a)
3.30%	01/15/23	598,000	633,886	(a)
3.70%	09/15/49	404,000	450,993	(a)
ANZ New Zealand International Ltd.
3.45%	01/21/28	1,128,000	1,283,687	(a,f)
Apollo Management Holdings LP
2.65%	06/05/30	2,848,000	2,855,291	(a,f)
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%	01/14/50	965,000	946,395	(a,b,f)
Apple Inc.
2.20%	09/11/29	808,000	869,416	(a)
2.95%	09/11/49	534,000	584,271	(a)
3.35%	02/09/27	391,000	446,252	(a)
3.45%	02/09/45	1,358,000	1,604,789	(a)
3.85%	08/04/46	1,222,000	1,524,469	(a)
Applied Materials Inc.
4.35%	04/01/47	461,000	612,462	(a)
Aptiv PLC
4.40%	10/01/46	552,000	525,460	(a)
Archer-Daniels-Midland Co.
2.50%	08/11/26	476,000	515,898	(a)
Ares Capital Corp.
3.25%	07/15/25	4,062,000	4,029,666	(a)
Ascension Health
4.85%	11/15/53	649,000	942,562	(a)

See accompanying notes to schedule of investments.

GE RSP Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
AstraZeneca PLC
3.50%	08/17/23	$559,000	$604,631	(a)
4.00%	01/17/29	370,000	438,779	(a)
4.38%	08/17/48	199,000	264,117	(a)
AT&T Inc.
2.30%	06/01/27	1,220,000	1,281,512	(a)
2.75%	06/01/31	2,441,000	2,569,763	(a)
3.30%	02/01/52	826,000	778,802	(a)
3.85%	06/01/60	1,140,000	1,161,546	(a)
4.35%	03/01/29	1,173,000	1,379,812	(a)
4.45%	04/01/24	551,000	615,065	(a)
4.50%	05/15/35	838,000	988,429	(a)
4.55%	03/09/49	452,000	520,008	(a)
4.75%	05/15/46	269,000	313,423	(a)
4.80%	06/15/44	566,000	674,519	(a)
4.85%	03/01/39	1,092,000	1,311,536	(a)
5.15%	11/15/46	147,000	182,730	(a)
5.25%	03/01/37	567,000	707,985	(a)
5.35%	12/15/43	626,000	782,162	(a)
5.45%	03/01/47	981,000	1,259,947	(a)
Athene Holding Ltd.
4.13%	01/12/28	626,000	680,393	(a)
6.15%	04/03/30	1,221,000	1,459,425	(a)
Avangrid Inc.
3.15%	12/01/24	1,078,000	1,176,357	(a)
Avery Dennison Corp.
2.65%	04/30/30	414,000	443,705	(a)
BAE Systems PLC
1.90%	02/15/31	800,000	798,040	(f)
Baidu Inc.
2.88%	07/06/22	911,000	938,084	(a)
Bank of America Corp.
3.25%	10/21/27	355,000	392,648	(a)
3.95%	04/21/25	692,000	768,909	(a)
4.18%	11/25/27	1,209,000	1,384,752	(a)
4.25%	10/22/26	1,194,000	1,379,870	(a)
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%	04/29/31	985,000	1,042,977	(a,b)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	675,000	696,397	(a,b)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	513,000	560,658	(a,b)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	737,000	820,591	(a,b)
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%	04/23/27	2,027,000	2,264,118	(a,b)
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%	04/24/28	1,631,000	1,841,481	(a,b)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	349,000	424,070	(a,b)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	1,016,000	1,238,067	(a,b)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	367,000	430,414	(a,b)
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%	12/31/99	1,625,000	1,580,702	(a,b)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	515,000	666,971	(a,b)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	1,347,000	1,451,392	(a,b)

		Principal Amount	Fair Value
Barclays PLC
4.38%	01/12/26	$911,000	$1,023,062	(a)
4.84%	05/09/28	478,000	518,888	(a)
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65%	06/24/31	2,060,000	2,057,631	(a,b)
Barclays PLC (2.85% fixed rate until 05/07/25; 2.45% + 3 month USD LIBOR therefter)
2.85%	05/07/26	1,320,000	1,371,176	(a,b)
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	709,000	828,644	(a,b)
Barrick North America Finance LLC
5.70%	05/30/41	134,000	188,655	(a)
BAT Capital Corp.
2.26%	03/25/28	620,000	623,472
2.73%	03/25/31	1,236,000	1,234,517
2.76%	08/15/22	848,000	878,104	(a)
3.56%	08/15/27	542,000	585,620	(a)
3.73%	09/25/40	1,550,000	1,570,956
3.98%	09/25/50	1,236,000	1,227,904
4.39%	08/15/37	910,000	984,138	(a)
4.54%	08/15/47	409,000	437,115	(a)
4.70%	04/02/27	609,000	699,345	(a)
4.91%	04/02/30	813,000	956,454	(a)
5.28%	04/02/50	814,000	957,948	(a)
BAT International Finance PLC
1.67%	03/25/26	620,000	622,685
Baxter International Inc.
3.95%	04/01/30	340,000	406,932	(a,f)
Bayer US Finance II LLC
3.50%	06/25/21	1,803,000	1,838,735	(a,f)
3.88%	12/15/23	608,000	663,790	(a,f)
Becton Dickinson and Co.
2.89%	06/06/22	837,000	865,810	(a)
3.70%	06/06/27	530,000	600,760	(a)
3.73%	12/15/24	34,000	37,557	(a)
4.67%	06/06/47	87,000	107,605	(a)
4.69%	12/15/44	101,000	123,918	(a)
Berkshire Hathaway Energy Co.
3.25%	04/15/28	402,000	454,248	(a)
3.70%	07/15/30	905,000	1,064,217	(a,f)
3.80%	07/15/48	355,000	412,588	(a)
4.25%	10/15/50	607,000	762,768	(a,f)
6.13%	04/01/36	362,000	516,726	(a)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	521,000	676,513	(a)
Berkshire Hathaway Inc.
4.50%	02/11/43	211,000	280,461	(a)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	211,000	296,120	(a)
Biogen Inc.
2.25%	05/01/30	386,000	394,724	(a)
3.15%	05/01/50	250,000	246,133	(a)
Block Financial LLC
3.88%	08/15/30	375,000	378,596	(a)
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%	11/19/25	1,007,000	1,062,254	(a,b,f)
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	600,000	592,356	(a,b,f)
Boardwalk Pipelines LP
4.80%	05/03/29	797,000	869,479	(a)
Boston Scientific Corp.
4.70%	03/01/49	328,000	433,278	(a)
BP Capital Markets America Inc.
3.00%	02/24/50	975,000	934,040	(a)
3.02%	01/16/27	2,002,000	2,195,573	(a)
3.22%	11/28/23	500,000	537,510	(a)
BP Capital Markets PLC (4.38% Fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%	12/31/99	1,220,000	1,271,569	(a,b)

See accompanying notes to schedule of investments.

GE RSP Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
BP Capital Markets PLC (4.88% Fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%	12/31/99	$1,220,000	$1,301,801	(a,b)
BPCE S.A.
4.50%	03/15/25	2,060,000	2,281,759	(a,f)
Brighthouse Financial Inc.
3.70%	06/22/27	81,000	84,108	(a)
4.70%	06/22/47	55,000	53,115	(a)
Bristol-Myers Squibb Co.
3.20%	06/15/26	1,202,000	1,352,647	(a)
3.40%	07/26/29	773,000	898,388	(a)
3.45%	11/15/27	51,000	58,711	(a)
4.13%	06/15/39	632,000	800,068	(a)
4.25%	10/26/49	632,000	832,609	(a)
4.35%	11/15/47	84,000	110,069	(a)
4.55%	02/20/48	223,000	299,763	(a)
5.00%	08/15/45	207,000	289,589	(a)
Brixmor Operating Partnership LP
3.90%	03/15/27	261,000	274,089	(a)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	211,000	219,233	(a)
3.13%	01/15/25	230,000	245,583	(a)
3.88%	01/15/27	87,000	96,365	(a)
Broadcom Inc.
3.15%	11/15/25	1,610,000	1,737,351	(a)
4.15%	11/15/30	1,225,000	1,374,193	(a)
4.30%	11/15/32	815,000	931,887	(a)
Brown & Brown Inc.
2.38%	03/15/31	685,000	692,569
Brown-Forman Corp.
4.00%	04/15/38	202,000	242,020	(a)
Bunge Limited Finance Corp.
3.75%	09/25/27	291,000	315,942	(a)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	717,000	906,173	(a)
4.55%	09/01/44	1,080,000	1,415,372	(a)
C&W Senior Financing DAC
7.50%	10/15/26	500,000	523,930	(a,f)
Cameron LNG LLC
3.30%	01/15/35	395,000	446,295	(a,f)
Canadian Natural Resources Ltd.
3.85%	06/01/27	702,000	758,230	(a)
4.95%	06/01/47	173,000	193,770	(a)
Cantor Fitzgerald LP
4.88%	05/01/24	1,946,000	2,123,105	(a,f)
Capital One Financial Corp.
3.75%	07/28/26	1,189,000	1,295,083	(a)
4.75%	07/15/21	1,654,000	1,709,922	(a)
Cardinal Health Inc.
2.62%	06/15/22	415,000	428,056	(a)
3.08%	06/15/24	301,000	323,894	(a)
Carlisle Companies Inc.
2.75%	03/01/30	1,080,000	1,151,096	(a)
Carrier Global Corp.
2.72%	02/15/30	770,000	804,996	(a,f)
3.38%	04/05/40	535,000	560,263	(a,f)
3.58%	04/05/50	770,000	815,314	(a,f)
Caterpillar Inc.
3.25%	09/19/49 - 04/09/50	1,176,000	1,319,057	(a)
3.80%	08/15/42	259,000	316,340	(a)
Celulosa Arauco y Constitucion S.A.
4.20%	01/29/30	1,291,000	1,367,763	(a,f)
Centene Corp.
3.38%	02/15/30	1,097,000	1,136,229	(a)
4.25%	12/15/27	3,230,000	3,379,258	(a)
CenterPoint Energy Inc.
2.50%	09/01/22	1,670,000	1,727,498	(a)
3.60%	11/01/21	785,000	810,779	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22	1,140,000	1,207,157	(a)
4.80%	03/01/50	407,000	460,557	(a)
4.91%	07/23/25	241,000	278,254	(a)

		Principal Amount	Fair Value
5.05%	03/30/29	$1,415,000	$1,693,373	(a)
5.75%	04/01/48	876,000	1,087,589	(a)
6.38%	10/23/35	116,000	160,242	(a)
6.48%	10/23/45	248,000	333,163	(a)
Cheniere Corpus Christi Holdings LLC
5.88%	03/31/25	1,590,000	1,812,250	(a)
Chevron Corp.
1.55%	05/11/25	408,000	422,757	(a)
2.24%	05/11/30	816,000	866,053	(a)
2.98%	05/11/40	595,000	642,487	(a)
3.08%	05/11/50	1,015,000	1,096,230	(a)
3.19%	06/24/23	458,000	489,836	(a)
Choice Hotels International Inc.
3.70%	01/15/31	860,000	905,632	(a)
Chubb INA Holdings Inc.
1.38%	09/15/30	3,430,000	3,397,209
4.35%	11/03/45	572,000	750,321	(a)
Cigna Corp.
2.40%	03/15/30	730,000	757,032	(a)
3.25%	04/15/25	471,000	516,273	(a)
3.40%	09/17/21 - 03/15/50	1,412,000	1,503,742	(a)
3.75%	07/15/23	371,000	401,429	(a)
3.88%	10/15/47	201,000	224,119	(a)
4.13%	11/15/25	928,000	1,062,922	(a)
4.38%	10/15/28	370,000	439,886	(a)
4.80%	08/15/38	324,000	402,544	(a)
4.90%	12/15/48	163,000	211,911	(a)
Cisco Systems Inc.
5.90%	02/15/39	424,000	641,118	(a)
Citigroup Inc.
4.40%	06/10/25	5,037,000	5,673,576
4.45%	09/29/27	900,000	1,043,928	(a)
4.65%	07/23/48	1,072,000	1,406,786	(a)
4.75%	05/18/46	482,000	605,469	(a)
5.50%	09/13/25	2,140,000	2,531,920	(a)
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%	05/15/24	4,079,000	4,177,793	(a,b)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	261,000	270,895	(a,b)
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%	11/05/30	750,000	809,512	(a,b)
Citigroup Inc. (3.11% fixed rate until 04/08/25; 2.75% + SOFR thereafter)
3.11%	04/08/26	4,073,000	4,399,899	(a,b)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	355,000	415,162	(a,b)
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%	12/31/99	1,659,000	1,605,613	(a,b)
CME Group Inc.
3.75%	06/15/28	443,000	519,183	(a)
CMS Energy Corp.
4.88%	03/01/44	1,200,000	1,575,840	(a)
CNA Financial Corp.
3.45%	08/15/27	336,000	377,308	(a)
3.90%	05/01/29	791,000	907,277	(a)
CNH Industrial Capital LLC
1.95%	07/02/23	1,315,000	1,338,854	(a)
4.38%	11/06/20	652,000	654,126	(a)
4.88%	04/01/21	785,000	799,114	(a)
CNOOC Finance 2014 ULC
4.25%	04/30/24	2,095,000	2,308,899	(a)
CNOOC Petroleum North America ULC
6.40%	05/15/37	540,000	787,390	(a)
Comcast Corp.
2.65%	08/15/62	1,035,000	983,312	(a)
2.80%	01/15/51	680,000	685,562	(a)
3.10%	04/01/25	680,000	749,244	(a)
3.20%	07/15/36	740,000	820,616	(a)
3.25%	11/01/39	1,191,000	1,325,369	(a)
3.38%	08/15/25	262,000	292,206	(a)
3.45%	02/01/50	578,000	649,123	(a)

See accompanying notes to schedule of investments.

GE RSP Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
3.97%	11/01/47	$1,261,000	$1,512,406	(a)
4.15%	10/15/28	813,000	979,063	(a)
4.60%	08/15/45	385,000	496,508	(a)
4.70%	10/15/48	394,000	523,874	(a)
CommonSpirit Health
4.35%	11/01/42	1,029,000	1,114,664	(a)
Conagra Brands Inc.
3.80%	10/22/21	1,441,000	1,490,714	(a)
5.30%	11/01/38	371,000	479,243	(a)
5.40%	11/01/48	325,000	440,853	(a)
Concho Resources Inc.
3.75%	10/01/27	171,000	185,061	(a)
4.30%	08/15/28	574,000	633,564	(a)
4.88%	10/01/47	286,000	316,934	(a)
ConocoPhillips Co.
4.30%	11/15/44	746,000	897,266	(a)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	912,000	994,481	(a)
3.35%	04/01/30	350,000	402,850	(a)
3.88%	06/15/47	418,000	490,573	(a)
3.95%	04/01/50	580,000	702,479	(a)
Constellation Brands Inc.
3.15%	08/01/29	1,668,000	1,824,625	(a)
3.70%	12/06/26	651,000	743,494	(a)
4.50%	05/09/47	599,000	724,994	(a)
Continental Resources Inc.
4.50%	04/15/23	2,697,000	2,569,270	(a)
Corning Inc.
4.38%	11/15/57	406,000	489,827	(a)
Corporate Office Properties LP
2.25%	03/15/26	880,000	891,343
Costco Wholesale Corp.
1.75%	04/20/32	815,000	833,835	(a)
Credit Suisse AG
2.95%	04/09/25	1,080,000	1,177,826	(a)
Credit Suisse Group AG
4.28%	01/09/28	846,000	960,354	(a,f)
Credit Suisse Group AG (4.19% fixed rate until 04/01/30; 3.73% + SOFR thereafter)
4.19%	04/01/31	2,228,000	2,575,212	(a,b,f)
Credit Suisse Group Funding Guernsey Ltd.
3.80%	06/09/23	937,000	1,008,221	(a)
Crown Castle International Corp.
3.30%	07/01/30	2,238,000	2,455,511	(a)
4.15%	07/01/50	340,000	390,500	(a)
5.20%	02/15/49	524,000	696,234	(a)
CSX Corp.
4.50%	03/15/49 - 08/01/54	1,191,000	1,547,587	(a)
CubeSmart LP
4.38%	02/15/29	948,000	1,115,208	(a)
Cummins Inc.
0.75%	09/01/25	410,000	411,169	(a)
1.50%	09/01/30	1,240,000	1,233,304	(a)
2.60%	09/01/50	1,240,000	1,217,420	(a)
CVS Health Corp.
3.00%	08/15/26	811,000	888,175	(a)
3.25%	08/15/29	671,000	739,046	(a)
3.35%	03/09/21	586,000	593,647	(a)
3.63%	04/01/27	760,000	853,396	(a)
3.75%	04/01/30	555,000	634,354	(a)
3.88%	07/20/25	336,000	378,853	(a)
4.10%	03/25/25	932,000	1,051,958	(a)
4.25%	04/01/50	405,000	475,604	(a)
4.30%	03/25/28	299,000	349,695	(a)
4.78%	03/25/38	496,000	602,243	(a)
5.00%	12/01/24	777,000	885,827	(a)
5.13%	07/20/45	482,000	608,405	(a)
5.30%	12/05/43	816,000	1,040,767	(a)
D.R. Horton Inc.
2.60%	10/15/25	2,039,000	2,183,871	(a)
Dell International LLC/EMC Corp.
4.00%	07/15/24	994,000	1,075,448	(a,f)

		Principal Amount	Fair Value
4.42%	06/15/21	$285,000	$291,222	(a,f)
5.45%	06/15/23	538,000	589,756	(a,f)
6.02%	06/15/26	249,000	292,817	(a,f)
8.10%	07/15/36	100,000	131,128	(a,f)
8.35%	07/15/46	235,000	310,148	(a,f)
Deutsche Bank AG
3.30%	11/16/22	875,000	903,857	(a)
3.70%	05/30/24	357,000	375,460	(a)
Deutsche Telekom AG
3.63%	01/21/50	309,000	343,864	(a,f)
Deutsche Telekom International Finance BV
2.49%	09/19/23	758,000	792,224	(a,f)
Devon Energy Corp.
5.00%	06/15/45	269,000	255,873	(a)
DH Europe Finance II Sarl
2.60%	11/15/29	694,000	754,593	(a)
3.25%	11/15/39	396,000	439,762	(a)
3.40%	11/15/49	197,000	225,155	(a)
Diamondback Energy Inc.
2.88%	12/01/24	994,000	1,006,266	(a)
3.25%	12/01/26	695,000	697,287	(a)
3.50%	12/01/29	595,000	573,776	(a)
5.38%	05/31/25	2,385,000	2,475,511	(a)
Digital Realty Trust LP
3.60%	07/01/29	1,300,000	1,490,034	(a)
Discover Bank
2.70%	02/06/30	535,000	559,064	(a)
Discovery Communications LLC
2.95%	03/20/23	1,066,000	1,123,404	(a)
3.95%	03/20/28	581,000	660,411	(a)
4.95%	05/15/42	206,000	240,202	(a)
5.00%	09/20/37	269,000	322,593	(a)
Dollar General Corp.
3.50%	04/03/30	1,034,000	1,179,391	(a)
4.13%	04/03/50	704,000	840,097	(a)
Dollar Tree Inc.
4.00%	05/15/25	671,000	756,680	(a)
Dominion Energy Inc.
3.07%	08/15/24	730,000	785,546	(a,g)
3.38%	04/01/30	1,195,000	1,347,805	(a)
Dover Corp.
2.95%	11/04/29	818,000	887,244	(a)
DTE Energy Co.
2.85%	10/01/26	384,000	415,945	(a)
3.85%	12/01/23	419,000	455,809	(a)
Duke Energy Carolinas LLC
3.95%	03/15/48	474,000	590,955	(a)
Duke Energy Corp.
1.80%	09/01/21	1,050,000	1,062,652	(a)
3.55%	09/15/21	638,000	652,272	(a)
3.75%	09/01/46	324,000	369,111	(a)
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%	12/31/99	1,202,000	1,268,014	(a,b)
Duke Energy Progress LLC
4.15%	12/01/44	451,000	559,348	(a)
Duke Realty LP
3.05%	03/01/50	360,000	383,746	(a)
3.25%	06/30/26	473,000	524,737	(a)
3.38%	12/15/27	370,000	415,573	(a)
DuPont de Nemours Inc.
2.17%	05/01/23	1,185,000	1,196,186	(a)
5.32%	11/15/38	298,000	377,980	(a)
5.42%	11/15/48	298,000	397,997	(a)
Duquesne Light Holdings Inc.
3.62%	08/01/27	1,252,000	1,336,598	(a,f)
DXC Technology Co.
4.00%	04/15/23	1,632,000	1,719,818	(a)
Eastman Chemical Co.
3.50%	12/01/21	833,000	859,314	(a)
3.60%	08/15/22	326,000	341,987	(a)
4.50%	01/15/21	1,753,000	1,745,637	(a)

See accompanying notes to schedule of investments.

GE RSP Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
4.65%	10/15/44	$809,000	$950,615	(a)
Eaton Corp.
3.10%	09/15/27	502,000	559,800	(a)
Ecolab Inc.
1.30%	01/30/31	831,000	813,416	(a)
2.13%	08/15/50	1,655,000	1,513,200	(a)
Edison International
4.95%	04/15/25	1,360,000	1,488,493	(a)
5.75%	06/15/27	240,000	267,173	(a)
EI du Pont de Nemours & Co.
2.30%	07/15/30	612,000	649,730	(a)
Eli Lilly & Co.
3.95%	03/15/49	732,000	918,213	(a)
Emera US Finance LP
4.75%	06/15/46	166,000	200,379	(a)
Emerson Electric Co.
1.80%	10/15/27	533,000	556,766	(a)
2.75%	10/15/50	407,000	414,513	(a)
Empower Finance 2020 LP
1.36%	09/17/27	1,230,000	1,225,166	(f)
1.78%	03/17/31	2,056,000	2,060,564	(f)
3.08%	09/17/51	818,000	855,055	(f)
Enbridge Energy Partners LP
5.50%	09/15/40	112,000	134,557	(a)
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%	07/15/80	2,066,000	2,133,166	(a,b)
Enel Finance International N.V.
3.63%	05/25/27	1,011,000	1,125,607	(a,f)
Energy Transfer Operating LP
4.25%	03/15/23	784,000	816,066	(a)
4.50%	04/15/24	624,000	660,722	(a)
4.95%	06/15/28	267,000	283,840	(a)
5.30%	04/15/47	825,000	770,269	(a)
6.13%	12/15/45	215,000	217,565	(a)
6.50%	02/01/42	623,000	652,617	(a)
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%	12/31/99	2,488,000	1,916,855	(a,b)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	398,000	422,783	(a)
Entergy Louisiana LLC
3.05%	06/01/31	620,000	706,161	(a)
4.00%	03/15/33	320,000	400,422	(a)
Enterprise Products Operating LLC
4.25%	02/15/48	1,168,000	1,234,459	(a)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	378,000	359,947	(a,b)
EOG Resources Inc.
4.15%	01/15/26	413,000	473,612	(a)
4.38%	04/15/30	905,000	1,066,524	(a)
4.95%	04/15/50	809,000	990,612	(a)
5.10%	01/15/36	332,000	386,644	(a)
EPR Properties
4.95%	04/15/28	479,000	465,406	(a)
Equinix Inc.
1.25%	07/15/25	1,095,000	1,105,753	(a)
2.15%	07/15/30	1,160,000	1,176,333	(a)
Equinor ASA
3.25%	11/18/49	435,000	460,726	(a)
ERP Operating LP
4.50%	07/01/44	276,000	354,254	(a)
Essex Portfolio LP
2.65%	03/15/32	445,000	469,649	(a)
Eversource Energy
3.45%	01/15/50	807,000	896,674	(a)
Exelon Corp.
3.50%	06/01/22	647,000	676,303	(a)
4.05%	04/15/30	1,221,000	1,428,863	(a)
4.45%	04/15/46	761,000	929,797	(a)
4.70%	04/15/50	814,000	1,043,320	(a)

		Principal Amount	Fair Value
Exxon Mobil Corp.
2.61%	10/15/30	$2,446,000	$2,643,588	(a)
3.45%	04/15/51	1,270,000	1,391,615	(a)
FedEx Corp.
3.80%	05/15/25	3,258,000	3,681,996	(a)
4.10%	02/01/45	968,000	1,102,204	(a)
FirstEnergy Corp.
3.90%	07/15/27	237,000	259,847	(a)
FirstEnergy Transmission LLC
4.55%	04/01/49	741,000	868,815	(a,f)
Fiserv Inc.
3.50%	07/01/29	543,000	618,732	(a)
4.40%	07/01/49	324,000	403,062	(a)
Florida Power & Light Co.
2.85%	04/01/25	1,465,000	1,606,841	(a)
4.13%	02/01/42	447,000	557,123	(a)
Ford Motor Co.
4.35%	12/08/26	525,000	518,648	(a)
Ford Motor Credit Company LLC
3.10%	05/04/23	1,436,000	1,403,518	(a)
3.22%	01/09/22	354,000	354,471	(a)
3.34%	03/18/21 - 03/28/22	1,955,000	1,947,959	(a)
3.81%	01/09/24	945,000	935,928	(a)
5.88%	08/02/21	2,613,000	2,662,412	(a)
Fox Corp.
3.50%	04/08/30	826,000	933,058	(a)
General Dynamics Corp.
4.25%	04/01/50	620,000	807,463	(a)
General Mills Inc.
2.88%	04/15/30	455,000	499,253	(a)
3.70%	10/17/23	671,000	731,665	(a)
4.55%	04/17/38	353,000	450,823	(a)
4.70%	04/17/48	134,000	182,749	(a)
General Motors Co.
5.20%	04/01/45	118,000	127,067	(a)
5.40%	10/02/23 - 04/01/48	511,000	564,353	(a)
6.13%	10/01/25	1,224,000	1,421,909	(a)
6.80%	10/01/27	655,000	796,637	(a)
General Motors Financial Company Inc.
3.45%	01/14/22 - 04/10/22	2,754,000	2,824,639	(a)
3.55%	04/09/21	1,834,000	1,857,805	(a)
4.20%	11/06/21	3,039,000	3,132,085	(a)
5.25%	03/01/26	503,000	567,444	(a)
Georgia-Pacific LLC
1.75%	09/30/25	1,632,000	1,701,360	(a,f)
3.60%	03/01/25	2,599,000	2,887,697	(a,f)
Gilead Sciences Inc.
1.20%	10/01/27	580,000	583,144
1.65%	10/01/30	480,000	480,259
2.60%	10/01/40	1,236,000	1,230,969
2.80%	10/01/50	1,236,000	1,227,163
2.95%	03/01/27	135,000	148,821	(a)
3.50%	02/01/25	355,000	392,541	(a)
3.65%	03/01/26	356,000	401,764	(a)
4.15%	03/01/47	302,000	367,298	(a)
4.80%	04/01/44	265,000	343,657	(a)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	785,000	844,895	(a)
3.63%	05/15/25	742,000	839,796	(a)
GlaxoSmithKline Capital PLC
3.38%	06/01/29	925,000	1,067,431	(a)
Glencore Finance Canada Ltd.
4.25%	10/25/22	1,578,000	1,672,885	(a,f)
4.95%	11/15/21	625,000	651,287	(a,f)
Glencore Funding LLC
2.50%	09/01/30	821,000	798,234	(f)
Gray Oak Pipeline LLC
2.00%	09/15/23	2,055,000	2,067,659	(f)
2.60%	10/15/25	1,480,000	1,486,675	(f)
Grupo Televisa SAB
5.00%	05/13/45	382,000	431,710	(a)

See accompanying notes to schedule of investments.

GE RSP Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Halliburton Co.
3.80%	11/15/25	$29,000	$31,505	(a)
5.00%	11/15/45	360,000	367,542	(a)
HCA Inc.
4.13%	06/15/29	429,000	485,281	(a)
4.50%	02/15/27	814,000	913,267	(a)
Health Care Service Corp.
2.20%	06/01/30	2,036,000	2,086,391	(a,f)
3.20%	06/01/50	408,000	422,994	(a,f)
Healthcare Trust of America Holdings LP
2.00%	03/15/31	665,000	655,098
Hess Corp.
5.60%	02/15/41	173,000	188,143	(a)
5.80%	04/01/47	109,000	120,384	(a)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	191,000	242,348	(a)
Highwoods Realty LP
4.13%	03/15/28	490,000	540,970	(a)
4.20%	04/15/29	1,190,000	1,331,301	(a)
Honeywell International Inc.
2.70%	08/15/29	929,000	1,027,112	(a)
Hormel Foods Corp.
1.80%	06/11/30	1,653,000	1,702,045	(a)
HSBC Holdings PLC
4.25%	03/14/24	625,000	669,619	(a)
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%	09/22/28	2,935,000	2,915,365	(b)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	2,006,000	2,238,736	(a,b)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	1,018,000	1,046,331	(a,b)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	1,302,000	1,384,638	(a,b)
Huntington Bancshares Inc.
2.55%	02/04/30	1,622,000	1,700,391	(a)
Hyundai Capital America
3.10%	04/05/22	546,000	562,085	(a,f)
Imperial Brands Finance PLC
3.13%	07/26/24	844,000	891,745	(a,f)
3.50%	02/11/23 - 07/26/26	2,895,000	3,038,809	(a,f)
ING Groep N.V.
4.10%	10/02/23	2,509,000	2,750,592	(a)
Ingredion Inc.
2.90%	06/01/30	2,039,000	2,215,088	(a)
3.90%	06/01/50	413,000	465,352	(a)
Intel Corp.
2.45%	11/15/29	1,562,000	1,698,925	(a)
2.60%	05/19/26	838,000	919,914	(a)
2.88%	05/11/24	475,000	512,758	(a)
3.10%	02/15/60	742,000	800,492	(a)
Intercontinental Exchange Inc.
1.85%	09/15/32	414,000	413,106	(a)
2.65%	09/15/40	414,000	414,613	(a)
3.00%	09/15/60	785,000	795,841	(a)
International Business Machines Corp.
3.45%	02/19/26	807,000	913,379	(a)
4.15%	05/15/39	727,000	891,091	(a)
4.25%	05/15/49	727,000	911,251	(a)
International Paper Co.
4.40%	08/15/47	598,000	733,256	(a)
Interstate Power & Light Co.
3.40%	08/15/25	2,263,000	2,493,871	(a)
ITC Holdings Corp.
2.95%	05/14/30	2,039,000	2,198,552	(a,f)
Jabil Inc.
3.95%	01/12/28	630,000	692,742	(a)
Jefferies Group LLC
5.13%	01/20/23	474,000	516,504	(a)
John Deere Capital Corp.
2.45%	01/09/30	1,987,000	2,162,452	(a)

		Principal Amount	Fair Value
Johnson & Johnson
3.63%	03/03/37	$407,000	$496,023	(a)
Johnson Controls International PLC
4.50%	02/15/47	260,000	324,730	(a)
JPMorgan Chase & Co.
3.30%	04/01/26	1,361,000	1,512,125	(a)
3.63%	12/01/27	345,000	385,168	(a)
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%	05/13/31	1,330,000	1,425,667	(a,b)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	394,000	443,167	(a,b)
JPMorgan Chase & Co. (3.74% fixed rate until 10/30/20; 3.47% + 3 month USD LIBOR thereafter)
3.74%	12/29/49	562,000	539,132	(a,b)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	875,000	1,032,027	(a,b)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	888,000	1,068,646	(a,b)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	1,461,000	1,665,072	(a,b)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	601,000	696,866	(a,b)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	585,000	711,366	(a,b)
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%	12/31/99	1,627,000	1,582,062	(a,b)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	1,384,000	1,452,757	(a,b)
Kaiser Foundation Hospitals
3.27%	11/01/49	846,000	940,777	(a)
Keurig Dr Pepper Inc.
3.20%	05/01/30	912,000	1,023,136	(a)
3.80%	05/01/50	1,302,000	1,494,540	(a)
4.50%	11/15/45	353,000	437,363	(a)
4.60%	05/25/28	177,000	212,961	(a)
KeyCorp
2.25%	04/06/27	2,428,000	2,572,175	(a)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	1,951,000	1,965,008	(a)
4.70%	11/01/42	148,000	158,729	(a)
5.00%	03/01/43	318,000	352,885	(a)
6.38%	03/01/41	269,000	331,906	(a)
Kinder Morgan Inc.
5.05%	02/15/46	251,000	283,374	(a)
KLA Corp.
3.30%	03/01/50	810,000	851,707	(a)
4.10%	03/15/29	1,627,000	1,950,513	(a)
4.65%	11/01/24	791,000	903,053	(a)
Kohl’s Corp.
9.50%	05/15/25	410,000	483,734	(a)
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	1,948,000	2,017,485	(a)
L3Harris Technologies Inc.
3.85%	12/15/26	656,000	753,626	(a)
Las Vegas Sands Corp.
3.50%	08/18/26	594,000	601,912	(a)
Lear Corp.
4.25%	05/15/29	947,000	1,023,527	(a)
5.25%	05/15/49	417,000	452,349	(a)
Leidos Inc.
2.95%	05/15/23	1,628,000	1,712,835	(a,f)
3.63%	05/15/25	480,000	531,571	(a,f)
4.38%	05/15/30	1,617,000	1,893,378	(a,f)

See accompanying notes to schedule of investments.

GE RSP Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
Liberty Mutual Group Inc.
3.95%	05/15/60	$409,000	$451,757	(a,f)
Life Storage LP
2.20%	10/15/30	1,150,000	1,152,691
Lincoln National Corp.
3.63%	12/12/26	311,000	350,376	(a)
4.35%	03/01/48	441,000	507,159	(a)
Lloyds Banking Group PLC
3.75%	01/11/27	574,000	636,761	(a)
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44%	02/05/26	800,000	828,368	(a,b)
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%	11/07/23	982,000	1,018,953	(a,b)
Lloyds Banking Group PLC (3.87% fixed rate until 07/09/24; 3.50% + 1 year CMT Rate thereafter)
3.87%	07/09/25	2,390,000	2,602,925	(a,b)
Lockheed Martin Corp.
3.55%	01/15/26	458,000	521,378	(a)
3.80%	03/01/45	231,000	275,066	(a)
4.50%	05/15/36	742,000	948,922	(a)
Loews Corp.
3.20%	05/15/30	475,000	530,708	(a)
Lowe’s Companies Inc.
3.70%	04/15/46	296,000	339,148	(a)
4.05%	05/03/47	343,000	408,177	(a)
4.55%	04/05/49	482,000	618,363	(a)
LYB International Finance BV
4.88%	03/15/44	195,000	232,344	(a)
LYB International Finance II BV
3.50%	03/02/27	188,000	208,810	(a)
Marathon Oil Corp.
3.85%	06/01/25	249,000	255,636	(a)
Mars Inc.
0.88%	07/16/26	827,000	821,649	(a,f)
1.63%	07/16/32	1,239,000	1,228,345	(a,f)
2.38%	07/16/40	1,239,000	1,230,253	(a,f)
2.45%	07/16/50	853,000	804,882	(a,f)
Marsh & McLennan Companies Inc.
2.25%	11/15/30	778,000	816,052	(a)
Masco Corp.
3.50%	11/15/27	237,000	263,871	(a)
Mastercard Inc.
3.30%	03/26/27	695,000	794,941	(a)
3.85%	03/26/50	270,000	344,436	(a)
McCormick & Company Inc.
2.50%	04/15/30	742,000	793,821	(a)
3.25%	11/15/25	4,625,000	5,063,912	(a)
McDonald’s Corp.
3.60%	07/01/30	1,220,000	1,422,325	(a)
3.63%	09/01/49	495,000	554,207	(a)
3.70%	01/30/26	246,000	280,445	(a)
3.80%	04/01/28	665,000	775,443	(a)
4.20%	04/01/50	602,000	735,120	(a)
4.88%	12/09/45	250,000	324,038	(a)
McKesson Corp.
3.65%	11/30/20	3,313,000	3,330,161	(a)
Medtronic Inc.
4.63%	03/15/45	91,000	125,251	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	884,000	1,143,949	(a)
Merck & Company Inc.
1.45%	06/24/30	1,070,000	1,086,307	(a)
2.45%	06/24/50	1,015,000	1,010,778	(a)
2.75%	02/10/25	925,000	1,004,800	(a)
4.00%	03/07/49	276,000	349,974	(a)
MetLife Inc.
4.05%	03/01/45	164,000	200,500	(a)
4.72%	12/15/44	467,000	613,386	(a)
Microchip Technology Inc.
2.67%	09/01/23	4,069,000	4,209,787	(a,f)

		Principal Amount	Fair Value
Micron Technology Inc.
2.50%	04/24/23	$1,165,000	$1,209,258	(a)
Microsoft Corp.
2.40%	08/08/26	578,000	631,309	(a)
2.68%	06/01/60	336,000	354,319	(a)
3.45%	08/08/36	349,000	422,506	(a)
3.50%	02/12/35	461,000	568,081	(a)
3.70%	08/08/46	1,651,000	2,079,666	(a)
3.95%	08/08/56	490,000	644,458	(a)
4.10%	02/06/37	113,000	146,080	(a)
Mitsubishi UFJ Financial Group Inc.
2.80%	07/18/24	2,310,000	2,465,371	(a)
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%	09/11/24	1,310,000	1,424,481	(a,b)
Molson Coors Beverage Co.
2.10%	07/15/21	790,000	798,279	(a)
4.20%	07/15/46	264,000	278,412	(a)
Morgan Stanley
2.75%	05/19/22	1,804,000	1,869,395	(a)
3.63%	01/20/27	576,000	651,928	(a)
3.95%	04/23/27	1,148,000	1,298,893	(a)
4.35%	09/08/26	1,634,000	1,885,227	(a)
4.38%	01/22/47	612,000	794,425	(a)
5.00%	11/24/25	3,673,000	4,313,388	(a)
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	2,626,000	2,792,462	(a,b)
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%	04/01/31	1,015,000	1,164,712	(a,b)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	546,000	646,000	(a,b)
MPLX LP
1.75%	03/01/26	720,000	720,346	(a)
2.65%	08/15/30	940,000	917,797	(a)
3.38%	03/15/23	385,000	405,470	(a)
5.20%	12/01/47	291,000	312,004	(a)
5.25%	01/15/25	5,203,000	5,395,303	(a)
6.25%	10/15/22	1,533,000	1,535,238	(a)
MPLX LP (1.34% fixed rate until 11/02/20; 1.10% + 3 month USD LIBOR)
1.34%	09/09/22	1,542,000	1,541,167	(a,b)
Mylan Inc.
5.20%	04/15/48	372,000	464,130	(a)
Mylan N.V.
3.15%	06/15/21	501,000	509,056	(a)
3.95%	06/15/26	162,000	182,140	(a)
National Oilwell Varco Inc.
3.60%	12/01/29	1,217,000	1,186,344	(a)
National Retail Properties Inc.
4.00%	11/15/25	599,000	664,758	(a)
Natwest Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 year CMT Rate thereafter)
3.75%	11/01/29	575,000	594,240	(a,b)
Natwest Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%	06/25/24	953,000	1,027,734	(a,b)
Newfield Exploration Co.
5.63%	07/01/24	4,004,000	3,886,563	(a)
Newmont Corp.
4.88%	03/15/42	470,000	640,732	(a)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	1,111,000	1,245,653	(a)
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	741,000	843,214	(a,b)
NIKE Inc.
2.40%	03/27/25	1,425,000	1,532,217	(a)
3.38%	03/27/50	402,000	469,251	(a)
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 year CMT Rate thereafter)
3.40%	01/23/50	1,000,000	1,066,170	(a,b,f)

See accompanying notes to schedule of investments.

GE RSP Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
NiSource Inc.
3.60%	05/01/30	$834,000	$950,618	(a)
3.95%	03/30/48	243,000	283,955	(a)
Noble Energy Inc.
3.85%	01/15/28	1,477,000	1,675,612	(a)
3.90%	11/15/24	363,000	397,503	(a)
4.20%	10/15/49	407,000	482,849	(a)
5.05%	11/15/44	157,000	205,325	(a)
Nomura Holdings Inc.
2.65%	01/16/25	820,000	863,001	(a)
3.10%	01/16/30	792,000	841,959	(a)
Norfolk Southern Corp.
3.95%	10/01/42	512,000	608,604	(a)
Northrop Grumman Corp.
2.55%	10/15/22	378,000	393,842	(a)
3.85%	04/15/45	129,000	150,814	(a)
4.03%	10/15/47	139,000	170,021	(a)
Novartis Capital Corp.
2.20%	08/14/30	1,215,000	1,304,934	(a)
3.00%	11/20/25	79,000	87,676	(a)
Nucor Corp.
3.95%	05/01/28	709,000	826,815	(a)
Nutrien Ltd.
4.00%	12/15/26	284,000	327,702	(a)
4.90%	06/01/43	507,000	617,998	(a)
Nutrition & Biosciences Inc.
1.23%	10/01/25	822,000	822,263	(f)
3.47%	12/01/50	821,000	830,548	(f)
NVIDIA Corp.
2.85%	04/01/30	410,000	460,733	(a)
3.50%	04/01/50	975,000	1,138,488	(a)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%	05/01/25	815,000	862,514	(a,f)
Occidental Petroleum Corp.
2.70%	08/15/22	994,000	928,207	(a)
2.90%	08/15/24	481,000	408,201	(a)
4.85%	03/15/21	86,000	85,804	(a)
Oklahoma Gas & Electric Co.
3.25%	04/01/30	680,000	760,131	(a)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	637,000	667,315	(a)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	214,000	261,425	(a)
ONEOK Inc.
4.35%	03/15/29	757,000	789,460	(a)
Oracle Corp.
2.40%	09/15/23	339,000	356,628	(a)
2.65%	07/15/26	847,000	925,102	(a)
2.95%	04/01/30	1,221,000	1,365,249	(a)
3.60%	04/01/50	814,000	911,118	(a)
3.80%	11/15/37	257,000	300,878	(a)
4.00%	07/15/46 - 11/15/47	1,219,000	1,443,328	(a)
4.13%	05/15/45	234,000	280,238	(a)
Otis Worldwide Corp.
2.06%	04/05/25	1,005,000	1,057,551
2.57%	02/15/30	500,000	537,350
3.36%	02/15/50	475,000	521,693
Owens Corning
4.40%	01/30/48	352,000	395,532	(a)
Pacific Gas & Electric Co.
2.50%	02/01/31	1,220,000	1,160,623	(a)
Pacific Gas & Electric Co.
2.10%	08/01/27	680,000	658,852	(a)
3.30%	08/01/40	1,220,000	1,119,570	(a)
3.50%	08/01/50	530,000	477,265	(a)
PacifiCorp
2.70%	09/15/30	740,000	815,147	(a)
6.25%	10/15/37	1,156,000	1,696,257	(a)
Parker-Hannifin Corp.
3.25%	06/14/29	730,000	818,031	(a)
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.81% + 5 year CMT Rate thereafter)
4.50%	10/01/50	2,875,000	2,889,777	(b)

		Principal Amount	Fair Value
PayPal Holdings Inc.
2.65%	10/01/26	$1,072,000	$1,169,252	(a)
3.25%	06/01/50	613,000	678,947	(a)
PepsiCo Inc.
1.63%	05/01/30	785,000	805,543	(a)
2.63%	07/29/29	1,049,000	1,160,467	(a)
3.45%	10/06/46	269,000	311,446	(a)
Perrigo Finance Unlimited Co.
3.15%	06/15/30	2,744,000	2,845,528	(a)
4.38%	03/15/26	983,000	1,099,456	(a)
Petroleos Mexicanos
5.35%	02/12/28	434,000	372,129	(a)
5.63%	01/23/46	293,000	214,798	(a)
6.35%	02/12/48	471,000	353,664	(a)
6.49%	01/23/27	490,000	459,439	(a,f)
6.50%	03/13/27	1,170,000	1,096,161	(a)
7.69%	01/23/50	879,000	735,477	(a,f)
Pfizer Inc.
2.63%	04/01/30	810,000	901,967	(a)
2.70%	05/28/50	1,850,000	1,929,420	(a)
3.45%	03/15/29	403,000	471,385	(a)
3.60%	09/15/28	929,000	1,098,738	(a)
3.90%	03/15/39	457,000	557,321	(a)
4.13%	12/15/46	314,000	400,739	(a)
4.40%	05/15/44	186,000	244,895	(a)
Philip Morris International Inc.
1.50%	05/01/25	1,440,000	1,485,346	(a)
2.10%	05/01/30	570,000	588,217	(a)
3.38%	08/15/29	601,000	681,810	(a)
4.13%	03/04/43	234,000	274,512	(a)
Phillips 66
2.15%	12/15/30	4,068,000	3,949,662	(a)
Phillips 66 Partners LP
3.15%	12/15/29	2,204,000	2,193,024
3.75%	03/01/28	301,000	314,094	(a)
4.68%	02/15/45	420,000	423,809	(a)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%	12/15/29	2,003,000	1,929,870	(a)
3.65%	06/01/22	1,147,000	1,174,562	(a)
PPL Capital Funding Inc.
3.10%	05/15/26	707,000	781,645	(a)
Precision Castparts Corp.
4.38%	06/15/45	473,000	588,734	(a)
Prologis LP
4.38%	02/01/29	727,000	889,746	(a)
Prudential Financial Inc.
3.94%	12/07/49	826,000	930,183	(a)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	956,000	1,080,605	(a,b)
Public Service Company of Colorado
3.70%	06/15/28	869,000	1,014,479	(a)
Public Service Electric & Gas Co.
2.38%	05/15/23	1,299,000	1,357,364	(a)
PVH Corp.
4.63%	07/10/25	2,430,000	2,537,916	(a,f)
QUALCOMM Inc.
1.30%	05/20/28	323,000	321,795	(a,f)
1.65%	05/20/32	50,000	49,477	(a,f)
3.25%	05/20/27	57,000	63,957	(a)
4.30%	05/20/47	140,000	179,732	(a)
Quest Diagnostics Inc.
2.95%	06/30/30	288,000	314,663	(a)
Ralph Lauren Corp.
1.70%	06/15/22	290,000	295,484	(a)
Raytheon Technologies Corp.
3.13%	05/04/27	1,226,000	1,361,988	(a)
3.50%	03/15/27	633,000	712,644	(a,f)
3.65%	08/16/23	32,000	34,588	(a)
3.95%	08/16/25	370,000	420,901	(a)
4.13%	11/16/28	151,000	178,672	(a)
4.15%	05/15/45	496,000	599,570	(a)

See accompanying notes to schedule of investments.

GE RSP Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
4.45%	11/16/38	$391,000	$481,055	(a)
4.50%	06/01/42	345,000	434,593	(a)
Realty Income Corp.
3.00%	01/15/27	234,000	254,599	(a)
3.25%	01/15/31	785,000	868,328	(a)
Regeneron Pharmaceuticals Inc.
1.75%	09/15/30	1,445,000	1,414,525	(a)
2.80%	09/15/50	645,000	604,584	(a)
Reliance Steel & Aluminum Co.
1.30%	08/15/25	894,000	893,312	(a)
2.15%	08/15/30	1,505,000	1,476,029	(a)
Reynolds American Inc.
4.45%	06/12/25	41,000	46,195	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	304,000	389,612	(a)
Rockwell Automation Inc.
4.20%	03/01/49	563,000	737,750	(a)
Rogers Communications Inc.
5.00%	03/15/44	215,000	279,339	(a)
Roper Technologies Inc.
2.95%	09/15/29	854,000	938,853	(a)
Ross Stores Inc.
4.70%	04/15/27	1,627,000	1,918,412	(a)
Royalty Pharma PLC
0.75%	09/02/23	665,000	663,776	(f)
1.20%	09/02/25	885,000	883,575	(f)
1.75%	09/02/27	565,000	566,198	(a,f)
2.20%	09/02/30	243,000	242,643	(a,f)
3.30%	09/02/40	331,000	328,054	(a,f)
3.55%	09/02/50	250,000	242,295	(a,f)
RPM International Inc.
3.75%	03/15/27	449,000	493,491	(a)
Ryder System Inc.
2.90%	12/01/26	2,081,000	2,250,497	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	405,000	439,170	(a)
4.50%	05/15/30	465,000	523,841	(a,f)
5.00%	03/15/27	239,000	269,465	(a)
5.88%	06/30/26	1,212,000	1,433,360	(a)
Santander Holdings USA Inc.
3.70%	03/28/22	1,778,000	1,842,381	(a)
4.40%	07/13/27	418,000	458,659	(a)
Santander UK Group Holdings PLC
4.75%	09/15/25	1,003,000	1,099,308	(a,f)
Saudi Arabian Oil Co.
3.50%	04/16/29	1,243,000	1,364,590	(a,f)
4.38%	04/16/49	256,000	304,878	(a,f)
Schlumberger Holdings Corp.
3.90%	05/17/28	922,000	992,450	(a,f)
Selective Insurance Group Inc.
5.38%	03/01/49	341,000	419,358	(a)
Sempra Energy
3.80%	02/01/38	311,000	348,049	(a)
4.00%	02/01/48	337,000	380,817	(a)
Shell International Finance BV
2.38%	08/21/22	1,083,000	1,123,764	(a)
3.13%	11/07/49	1,588,000	1,641,325	(a)
3.75%	09/12/46	237,000	266,805	(a)
4.13%	05/11/35	331,000	398,905	(a)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	206,000	209,694	(a)
2.88%	09/23/23	573,000	607,781	(a)
3.20%	09/23/26	224,000	249,330	(a)
Simon Property Group LP
3.38%	06/15/27	564,000	601,393	(a)
Southern California Edison Co.
2.40%	02/01/22	908,000	927,150	(a)
2.90%	03/01/21	1,346,000	1,360,227	(a)
4.00%	04/01/47	1,466,000	1,574,337	(a)
4.20%	03/01/29	1,113,000	1,280,384	(a)
Southern Company Gas Capital Corp.
3.95%	10/01/46	797,000	888,440	(a)

		Principal Amount	Fair Value
4.40%	05/30/47	$126,000	$151,419	(a)
Southern Copper Corp.
5.88%	04/23/45	525,000	712,241	(a)
Southwest Airlines Co.
2.63%	02/10/30	1,213,000	1,143,410	(a)
Southwestern Electric Power Co.
2.75%	10/01/26	634,000	682,533	(a)
Spectra Energy Partners LP
3.38%	10/15/26	170,000	186,590	(a)
4.50%	03/15/45	127,000	143,454	(a)
Spirit Realty LP
4.00%	07/15/29	949,000	987,017	(a)
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82%	01/30/26	1,510,000	1,563,816	(a,b,f)
Starbucks Corp.
4.00%	11/15/28	489,000	576,477	(a)
Steel Dynamics Inc.
3.45%	04/15/30	612,000	673,745	(a)
4.13%	09/15/25	3,470,000	3,546,062	(a)
Stryker Corp.
1.95%	06/15/30	1,629,000	1,661,971	(a)
2.90%	06/15/50	740,000	759,788	(a)
Sumitomo Mitsui Financial Group Inc.
2.35%	01/15/25	3,952,000	4,160,705	(a)
2.78%	07/12/22	1,465,000	1,521,490	(a)
Suncor Energy Inc.
4.00%	11/15/47	186,000	190,112	(a)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	525,000	489,463	(a)
Syngenta Finance N.V.
3.93%	04/23/21	2,625,000	2,657,734	(a,f)
4.44%	04/24/23	1,063,000	1,122,932	(a,f)
5.18%	04/24/28	663,000	730,056	(a,f)
Sysco Corp.
3.25%	07/15/27	478,000	519,247	(a)
5.95%	04/01/30	240,000	303,108	(a)
6.60%	04/01/50	200,000	280,768	(a)
T-Mobile USA Inc.
3.50%	04/15/25	1,003,000	1,100,090	(a,f)
3.75%	04/15/27	1,832,000	2,054,460	(a,f)
3.88%	04/15/30	500,000	567,675	(a,f)
4.50%	04/15/50	240,000	286,824	(a,f)
Takeda Pharmaceutical Company Ltd.
2.05%	03/31/30	200,000	202,390	(a)
3.03%	07/09/40	300,000	312,795	(a)
3.18%	07/09/50	300,000	306,948	(a)
3.38%	07/09/60	300,000	314,796	(a)
4.00%	11/26/21	2,490,000	2,585,467	(a)
Tampa Electric Co.
4.35%	05/15/44	960,000	1,188,538	(a)
Target Corp.
2.50%	04/15/26	502,000	549,027	(a)
Teck Resources Ltd.
3.90%	07/15/30	825,000	864,138	(a,f)
5.40%	02/01/43	490,000	514,657	(a)
Telefonica Emisiones S.A.
4.10%	03/08/27	813,000	924,210	(a)
Texas Instruments Inc.
3.88%	03/15/39	629,000	777,652	(a)
The Allstate Corp.
4.20%	12/15/46	292,000	366,843	(a)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	1,069,000	1,122,450	(a,b)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	1,038,000	1,067,905	(a,b)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	1,036,000	1,004,454	(a,b)

See accompanying notes to schedule of investments.

GE RSP Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
The Boeing Co.
2.70%	02/01/27	$1,519,000	$1,481,359	(a)
2.95%	02/01/30	493,000	477,091	(a)
3.25%	03/01/28	249,000	246,047	(a)
3.55%	03/01/38	335,000	303,989	(a)
3.75%	02/01/50	437,000	398,767	(a)
5.04%	05/01/27	2,232,000	2,464,865	(a)
5.15%	05/01/30	1,607,000	1,806,348	(a)
5.81%	05/01/50	1,428,000	1,735,477	(a)
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	1,964,000	2,309,566	(a,f)
The Clorox Co.
1.80%	05/15/30	1,140,000	1,171,065	(a)
The Coca-Cola Co.
2.60%	06/01/50	1,633,000	1,657,903	(a)
2.75%	06/01/60	1,633,000	1,660,957	(a)
The Dow Chemical Co.
2.10%	11/15/30	1,240,000	1,222,851
3.60%	11/15/50	1,240,000	1,253,107
4.25%	10/01/34	551,000	642,163	(a)
5.55%	11/30/48	447,000	585,262	(a)
The Estee Lauder Companies Inc.
2.38%	12/01/29	630,000	680,167	(a)
3.13%	12/01/49	500,000	551,705	(a)
The George Washington University
4.13%	09/15/48	905,000	1,111,521	(a)
The Goldman Sachs Group Inc.
2.60%	02/07/30	735,000	775,815	(a)
3.50%	04/01/25 - 11/16/26	2,364,000	2,612,102	(a)
3.85%	01/26/27	3,156,000	3,548,890	(a)
4.25%	10/21/25	818,000	928,446	(a)
5.15%	05/22/45	320,000	419,370	(a)
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	1,118,000	1,144,832	(a,b)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	1,208,000	1,250,944	(a,b)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	470,000	534,898	(a,b)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	490,000	570,105	(a,b)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	780,000	908,661	(a,b)
The Hartford Financial Services Group Inc.
2.80%	08/19/29	1,760,000	1,905,499	(a)
The Hartford Financial Services Group Inc. (2.41% fixed rate until 11/02/20; 2.13% + 3 month USD LIBOR)
2.41%	02/12/67	1,075,000	937,325	(a,b,f)
The Home Depot Inc.
2.70%	04/15/30	467,000	519,589	(a)
3.35%	04/15/50	812,000	937,300	(a)
3.50%	09/15/56	446,000	524,688	(a)
3.90%	12/06/28 - 06/15/47	923,000	1,118,893	(a)
4.50%	12/06/48	364,000	486,799	(a)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	1,454,000	1,499,685	(a)
The Kroger Co.
2.20%	05/01/30	735,000	770,883	(a)
2.95%	11/01/21	1,341,000	1,374,217	(a)
4.65%	01/15/48	310,000	392,705	(a)
The Mosaic Co.
5.63%	11/15/43	130,000	152,753	(a)
The Procter & Gamble Co.
2.45%	03/25/25	412,000	445,829	(a)
3.60%	03/25/50	345,000	437,077	(a)
The Sherwin-Williams Co.
2.75%	06/01/22	17,000	17,585	(a)
3.45%	06/01/27	7,000	7,875	(a)
4.50%	06/01/47	116,000	144,606	(a)

		Principal Amount	Fair Value
The Southern Co.
3.25%	07/01/26	$290,000	$323,350	(a)
4.40%	07/01/46	115,000	135,664	(a)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	1,101,000	1,238,449	(a,b)
The Travelers Companies Inc.
2.55%	04/27/50	730,000	715,984	(a)
The Walt Disney Co.
2.65%	01/13/31	1,195,000	1,289,919	(a)
3.38%	11/15/26	179,000	201,695	(a)
3.60%	01/13/51	1,221,000	1,381,024	(a)
4.00%	10/01/23	1,898,000	2,070,718	(a)
4.75%	11/15/46	119,000	153,310	(a)
6.65%	11/15/37	795,000	1,196,698	(a)
The Williams Companies Inc.
3.75%	06/15/27	195,000	213,993	(a)
4.85%	03/01/48	405,000	453,414	(a)
4.90%	01/15/45	953,000	1,027,239	(a)
5.40%	03/04/44	135,000	152,511	(a)
Thermo Fisher Scientific Inc.
4.13%	03/25/25	42,000	47,859	(a)
4.50%	03/25/30	275,000	340,159	(a)
Time Warner Cable LLC
4.50%	09/15/42	118,000	127,862	(a)
6.55%	05/01/37	360,000	478,537	(a)
TJX Companies Inc.
4.50%	04/15/50	202,000	260,687	(a)
Total Capital International S.A.
3.46%	02/19/29	1,569,000	1,802,357	(a)
Trane Technologies Luxembourg Finance S.A.
3.55%	11/01/24	604,000	664,805	(a)
3.80%	03/21/29	1,113,000	1,304,981	(a)
TransCanada PipeLines Ltd.
4.25%	05/15/28	1,128,000	1,302,242	(a)
4.88%	01/15/26	201,000	236,171	(a)
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%	05/20/75	1,592,000	1,619,351	(a,b)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	530,000	594,687	(a)
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50%	08/02/22	811,000	831,145	(a,b)
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%	12/31/99	2,197,000	2,207,458	(a,b)
TSMC Global Ltd.
0.75%	09/28/25	4,091,000	4,056,963	(f)
1.00%	09/28/27	2,066,000	2,062,880	(f)
1.38%	09/28/30	2,066,000	2,028,667	(f)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	261,000	313,910	(a)
Tyco Electronics Group S.A.
3.13%	08/15/27	539,000	590,243	(a)
Tyson Foods Inc.
4.00%	03/01/26	1,569,000	1,795,375	(a)
4.55%	06/02/47	149,000	188,113	(a)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	1,379,000	1,372,891	(a,b)
UBS Group AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%	08/15/23	890,000	923,891	(a,b,f)
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13%	08/13/30	1,291,000	1,426,904	(a,b,f)
UDR Inc.
2.10%	08/01/32	1,030,000	1,024,335	(a)
3.00%	08/15/31	655,000	710,112	(a)

See accompanying notes to schedule of investments.

GE RSP Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
UniCredit S.p.A. (2.57% fixed rate until 09/22/25; 2.30% + 1 year CMT Rate thereafter)
2.57%	09/22/26	$2,140,000	$2,123,415	(b,f)
Union Pacific Corp.
3.50%	06/08/23	871,000	938,250	(a)
3.60%	09/15/37	171,000	198,184	(a)
4.10%	09/15/67	303,000	360,112	(a)
4.30%	03/01/49	438,000	564,937	(a)
UnitedHealth Group Inc.
2.00%	05/15/30	1,285,000	1,343,210	(a)
4.45%	12/15/48	879,000	1,161,256	(a)
4.75%	07/15/45	760,000	1,032,179	(a)
Unum Group
4.50%	03/15/25	414,000	459,494	(a)
Vale S.A.
5.63%	09/11/42	235,000	278,907	(a)
Valero Energy Corp.
2.85%	04/15/25	819,000	859,172	(a)
4.00%	04/01/29	1,080,000	1,184,890	(a)
Ventas Realty LP
3.25%	10/15/26	611,000	650,025	(a)
Verizon Communications Inc.
3.00%	03/22/27	2,848,000	3,173,982	(a)
4.33%	09/21/28	664,000	806,096	(a)
4.40%	11/01/34	1,278,000	1,594,292	(a)
4.52%	09/15/48	496,000	652,220	(a)
4.67%	03/15/55	413,000	572,397	(a)
4.86%	08/21/46	1,670,000	2,281,971	(a)
5.25%	03/16/37	401,000	555,802	(a)
ViacomCBS Inc.
2.90%	01/15/27	301,000	324,550	(a)
3.45%	10/04/26	387,000	416,613	(a)
3.70%	06/01/28	370,000	410,197	(a)
5.25%	04/01/44	134,000	155,728	(a)
Virginia Electric & Power Co.
4.00%	11/15/46	813,000	1,008,396	(a)
Visa Inc.
2.00%	08/15/50	1,035,000	954,384	(a)
2.05%	04/15/30	775,000	830,335	(a)
2.70%	04/15/40	843,000	911,426	(a)
Vistra Operations Company LLC
3.55%	07/15/24	2,041,000	2,174,522	(a,f)
Vodafone Group PLC
4.38%	05/30/28	562,000	666,240	(a)
5.25%	05/30/48	295,000	380,618	(a)
Volkswagen Group of America Finance LLC
4.00%	11/12/21	2,118,000	2,196,048	(a,f)
Vornado Realty LP
3.50%	01/15/25	373,000	388,010	(a)
Vulcan Materials Co.
3.90%	04/01/27	245,000	277,470	(a)
Walmart Inc.
3.63%	12/15/47	373,000	456,462	(a)
3.70%	06/26/28	777,000	917,987	(a)
3.95%	06/28/38	362,000	453,032	(a)
4.05%	06/29/48	491,000	640,382	(a)
WEC Energy Group Inc.
3.55%	06/15/25	547,000	612,722	(a)
Wells Fargo & Co.
4.15%	01/24/29	1,510,000	1,774,507	(a)
4.75%	12/07/46	1,699,000	2,111,670	(a)
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%	06/02/24	1,060,000	1,079,769	(a,b)
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%	04/30/26	1,270,000	1,323,950	(a,b)
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%	06/02/28	1,315,000	1,371,598	(a,b)
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%	04/30/41	1,700,000	1,772,403	(a,b)
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	3,985,000	4,348,711	(a,b)

		Principal Amount	Fair Value
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	$782,000	$840,595	(a,b)
Western Midstream Operating LP
5.38%	06/01/21	1,488,000	1,499,071	(a)
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%	02/04/30	1,625,000	1,678,511	(a,b)
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%	07/24/34	910,000	1,023,977	(a,b)
Willis North America Inc.
3.60%	05/15/24	599,000	654,030	(a)
3.88%	09/15/49	823,000	951,223	(a)
WPP Finance 2010
3.75%	09/19/24	350,000	383,828	(a)
WRKCo Inc.
3.00%	09/15/24	507,000	545,035	(a)
Xcel Energy Inc.
3.40%	06/01/30	1,015,000	1,164,865	(a)
Xilinx Inc.
2.95%	06/01/24	380,000	408,527	(a)
Zoetis Inc.
3.00%	09/12/27	237,000	262,259	(a)
3.90%	08/20/28	557,000	658,530	(a)
			911,528,125

Non-Agency Collateralized Mortgage Obligations – 6.5%
Banc of America Commercial Mortgage Trust 2016-UBS10
5.07%	07/15/49	2,522,000	2,422,932	(a,b)
BANK 2017-BNK7
3.18%	09/15/60	20,509,000	22,956,651
BANK 2018-BNK15
4.41%	11/15/61	8,550,000	10,263,214	(b)
BANK 2019-BNK17
4.67%	04/15/52	1,053,000	1,092,321	(a,b)
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
0.90%	11/15/35	1,935,943	1,936,010	(a,b,f)
Cantor Commercial Real Estate Lending 2019-CF3
3.01%	01/15/53	4,022,000	4,485,370	(a)
CD 2019-CD8 Mortgage Trust
2.91%	08/15/57	7,323,000	8,122,285	(a)
Citigroup Commercial Mortgage Trust 2015-GC35
4.64%	11/10/48	2,448,000	2,096,073	(b)
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	12,152,000	13,557,216	(a)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	3,484,742	3,796,904	(a)
Citigroup Commercial Mortgage Trust 2016-P6
4.03%	12/10/49	2,942,926	3,238,953	(a,b)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	2,218,000	2,471,888	(a,b)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,487,011	(a,b,f)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,122,107	(a,b)
GS Mortgage Securities Trust 2012-GCJ9
2.09%	11/10/45	5,382,422	171,685	(a,b,c)
GS Mortgage Securities Trust 2015-GS1
4.57%	11/10/48	3,270,000	2,783,594	(b)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	2,912,000	3,159,608	(a)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	7,000,045	7,967,862	(a)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	2,609,000	3,000,464	(a,b)
GS Mortgage Securities Trust 2019-GC42
2.75%	09/01/52	13,110,000	14,391,894	(a)
GS Mortgage Securities Trust 2019-GSA1
3.05%	11/10/52	6,397,000	7,187,032	(a)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
0.87%	10/25/34	344,933	339,552	(a,b)

See accompanying notes to schedule of investments.

GE RSP Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

		Principal Amount	Fair Value
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.64%	12/15/47	$4,592,889	$117,151	(a,b,c)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.18%	07/15/45	1,010,000	1,072,009	(a,b)
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.80%	11/15/48	2,174,000	1,883,020	(a,b)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	9,392	100	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.02%	03/15/48	28,069,241	834,518	(a,b,c)
Morgan Stanley Capital I Trust 2006-IQ11
6.05%	10/15/42	1,183,084	1,167,749	(a,b)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	1,869,000	1,978,424	(a,b)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.35%	02/15/48	21,969,407	960,259	(a,b,c)
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%	05/15/52	1,505,000	1,324,960	(a)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	2,040,814	(a)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,726,502	(a,b)
			135,156,132

Sovereign Bonds – 1.0%
Government of Chile
2.55%	01/27/32	2,507,000	2,648,119	(a)
3.63%	10/30/42	150,000	172,560	(a)
3.86%	06/21/47	860,000	1,029,171	(a)
Government of Colombia
2.63%	03/15/23	711,000	728,953	(a)
3.88%	04/25/27	1,185,000	1,278,864	(a)
5.00%	06/15/45	1,271,000	1,485,189	(a)
Government of Indonesia
3.50%	01/11/28	578,000	632,945	(a)
4.35%	01/11/48	232,000	267,600	(a)
Government of Mexico
3.60%	01/30/25	1,402,000	1,510,262	(a)
4.00%	10/02/23	620,000	673,475	(a)
4.60%	02/10/48	972,000	1,038,485	(a)
4.75%	03/08/44	2,068,000	2,266,176	(a)
Government of Panama
3.16%	01/23/30	1,217,000	1,323,755	(a)
3.87%	07/23/60	826,000	947,835	(a)
4.50%	05/15/47	530,000	663,639	(a)

		Principal Amount	Fair Value
Government of Peru
5.63%	11/18/50	$884,000	$1,409,953	(a)
Government of Philippines
3.95%	01/20/40	835,000	987,847	(a)
Government of Qatar
3.38%	03/14/24	1,045,000	1,125,350	(a,f)
4.82%	03/14/49	275,000	370,299	(a,f)
Government of Uruguay
5.10%	06/18/50	884,133	1,186,719	(a)
			21,747,196

Municipal Bonds and Notes – 0.4%
American Municipal Power Inc.
6.27%	02/15/50	1,080,000	1,564,564	(a)
Board of Regents of the University of Texas System
3.35%	08/15/47	1,025,000	1,224,198	(a)
Port Authority of New York & New Jersey
4.46%	10/01/62	1,870,000	2,392,010	(a)
State of California
4.60%	04/01/38	1,840,000	2,191,477	(a)
State of Illinois
5.10%	06/01/33	745,000	752,890	(a)
			8,125,139

FNMA (TBA) – 0.0%*
Lehman
0.00%	TBA	1,140,372	26,343	(h)

Total Bonds and Notes (Cost $1,925,041,727)			2,034,397,341
		Number of Shares	Fair Value
Domestic Equity – 0.1%

Preferred Stock – 0.1%
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (Cost $1,375,850)		55,034	1,434,186	(b)
Total Investments in Securities (Cost $1,926,417,577)			2,035,831,527

Total Investments (Cost $1,926,417,577)			2,035,831,527

Other Assets and Liabilities, net – 2.0%			41,744,569

NET ASSETS –100.0%			$2,077,576,096

Principal Amount	Fair Value
Other Information:
Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation/ Depreciation
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$54,505	1.00%/ Quarterly	12/20/24	$439,997	$(761,202)	$1,201,199
Markit CDX North America High Yield Index	Intercontinental Exchange	47,320	5.00%/ Quarterly	06/20/25	2,309,117	(2,788,459)	5,097,576
							$6,298,775

See accompanying notes to schedule of investments.

GE RSP Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

The Fund had the following long futures contracts open at September 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2020	208	$46,088,670	$46,137,000	$48,330
U.S. Long Bond Futures	December 2020	50	8,865,070	8,814,062	(51,008)
2 Yr. U.S. Treasury Notes Futures	December 2020	713	157,465,316	157,545,149	79,833
					$77,155

The Fund had the following short futures contracts open at September 30, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	December 2020	282	$(35,491,834)	$(35,540,813)	$(48,979)
10 Yr. U.S. Treasury Notes Futures	December 2020	589	(94,335,607)	(94,193,984)	141,623
10 Yr. U.S. Treasury Notes Futures	December 2020	498	(69,490,923)	(69,486,562)	4,361
					$97,005
					$174,160

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)

Variable Rate Security—Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to $160,606,622 or 7.73% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(g)	Step coupon bond.
(h)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees . Security value is determined based on level 3 inputs.
†	Percentages are based on net assets as of September 30, 2020.
*	Less than 0.05%.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

See accompanying notes to schedule of investments.

GE RSP Income Fund

Schedule of Investments	September 30, 2020 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP Income Fund	Investments in Securities
	U.S. Treasuries	$—	$334,908,963	$—	$334,908,963
	Agency Mortgage Backed	—	478,164,223	—	478,164,223
	Agency Collateralized Mortgage Obligations	—	98,948,579	—	98,948,579
	Asset Backed	—	45,792,641	—	45,792,641
	Corporate Notes	—	911,528,125	—	911,528,125
	Non-Agency Collateralized Mortgage Obligations	—	135,156,132	—	135,156,132
	Sovereign Bonds	—	21,747,196	—	21,747,196
	Municipal Bonds and Notes	—	8,125,139	—	8,125,139
	FNMA (TBA)	—	—	26,343	26,343
	Preferred Stock	1,434,186	—	—	1,434,186

	Total Investments in Securities	$1,434,186	$2,034,370,998	$26,343	$2,035,831,527

	Other Financial Instruments
	Credit Default Swap Contracts—Unrealized Appreciation	$—	$6,298,775	$—	$6,298,775
	Long Futures Contracts—Unrealized Appreciation	128,163	—	—	128,163
	Long Futures Contracts—Unrealized Depreciation	(51,008)	—	—	(51,008)
	Short Futures Contracts—Unrealized Appreciation	145,984	—	—	145,984
	Short Futures Contracts—Unrealized Depreciation	(48,979)	—	—	(48,979)

	Total Other Financial Instruments	$174,160	$6,298,775	$—	$6,472,935

See accompanying notes to schedule of investments.

GE RSP Funds

Notes to Schedule of Investments	September 30, 2020 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

GE RSP Funds Notes to Schedule of Investments	September 30, 2020 (Unaudited)

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2020 is disclosed in the Fund’s Schedule of Investments.

Delayed Delivery and When-Issued Securities

During the period ended September 30, 2020, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

GE RSP Funds Notes to Schedule of Investments	September 30, 2020 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended September 30, 2020, the GE RSP Income Fund entered into futures contracts in order to manage exposure to interest rates.

Options on Futures Contracts The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended September 30, 2020, the Fund purchased options in order to hedge against changes in market conditions and interest rates.

Credit Default Swaps

During the period ended September 30, 2020, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

GE RSP Funds Notes to Schedule of Investments	September 30, 2020 (Unaudited)

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.